CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and Cash Equivalents, at Carrying Value	$ 26,457	$ 7,703
Restricted cash	350	350
Short-term bank deposit	25,104	10,079
Prepaid expenses and other current assets	839	285
Total current assets	52,750	18,417
Non-current assets
Property and equipment, net	1,793	823
Operating leases	1,116	398
Total non-current assets	2,909	1,221
Total assets	55,659	19,638
Accounts payable and accruals
Trade	1,050	862
Other	680	345
Employees and payroll accruals	1,961	1,510
Operating lease liabilities	350	264
Total current liabilities	4,041	2,981
Non-current liabilities
Royalties provision	132	154
Operating lease liabilities	795	125
Total non-current liabilities	927	279
Shareholders' equity
Share capital, Ordinary shares, 2.4 NIS par value (360,000,000 authorized shares as of December 31, 2021 and 2020; 96,411,949 and 46,239,183 shares issued and outstanding as of December 31, 2021 and 2020, respectively)	68,787	31,646
Additional paid-in capital	90,089	75,715
Accumulated deficit	(108,185)	(90,983)
Total shareholders' equity	50,691	16,378
Total liabilities and shareholders' equity	$ 55,659	$ 19,638